Consolidated Statements Of Shareholders' Equity (USD $) In Thousands	Total	Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income [Member]	Treasury Stock [Member]
Balance at Dec. 31, 2009	$ 961,318	$ 22,107	$ 632,086	$ 348,724	$ 22,416	$ (64,015)
Net income	48,826			48,826
Other comprehensive income (loss)	(7,736)				(7,736)
Cash dividends declared, $1.36 per share	(36,495)			(36,495)
Reissuance of treasury stock under incentive plan, net of shares surrendered in payment, including tax benefit	767		(611)			1,378
Common stock issued for acquisitions	328,980	5,973	323,007
Common stock issued for recognition and retention plan			(5,415)			5,415
Share-based compensation cost	7,797		7,797
Balance at Dec. 31, 2010	1,303,457	28,080	956,864	361,055	14,680	(57,222)
Net income	53,538			53,538
Other comprehensive income (loss)	9,777				9,777
Cash dividends declared, $1.36 per share	(39,409)			(39,409)
Reissuance of treasury stock under incentive plan, net of shares surrendered in payment, including tax benefit	6,430		(2,596)			9,026
Common stock issued for acquisitions	181,140	3,083	178,057
Common stock issued for recognition and retention plan			(5,559)			5,559
Share-based compensation cost	9,114		9,114
Treasury stock acquired at cost	(41,386)					(41,386)
Balance at Dec. 31, 2011	1,482,661	31,163	1,135,880	375,184	24,457	(84,023)
Net income	76,395			76,395
Other comprehensive income (loss)	20				20
Cash dividends declared, $1.36 per share	(40,107)			(40,107)
Reissuance of treasury stock under incentive plan, net of shares surrendered in payment, including tax benefit	2,222		(354)			2,576
Common stock issued for acquisitions	39,203	754	38,449
Common stock issued for recognition and retention plan			(7,702)			7,702
Share-based compensation cost	9,907		9,907
Treasury stock acquired at cost	(40,433)					(40,433)
Balance at Dec. 31, 2012	$ 1,529,868	$ 31,917	$ 1,176,180	$ 411,472	$ 24,477	$ (114,178)